Nuveen Credit Income Fund

Portfolio of Investments    September 30, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 92.9%

	CORPORATE BONDS – 68.2%

	Aerospace & Defense – 1.9%

$1,000	Bombardier Inc, 144A	7.875%	4/15/27	B	$758,440

750	Embraer Netherlands Finance BV, 144A	6.950%	1/17/28	BB+	759,315

1,065	TransDigm Inc	6.500%	7/15/24	B–	1,062,337

250	TransDigm Inc, 144A	8.000%	12/15/25	Ba3	271,875
3,065	Total Aerospace & Defense				2,851,967

	Airlines – 3.1%

1,000	Air Canada 2020-2 Class A Pass-Through Trust, 144A	5.250%	4/01/29	A	1,025,019

1,000	Air Canada 2020-2 Class B Pass-Through Trust, 144A	9.000%	10/01/25	BBB–	1,047,063

650	Delta Air Lines Inc, 144A	7.000%	5/01/25	Baa2	713,583

300	Delta Air Lines Inc / SkyMiles IP Ltd, 144A	4.750%	10/20/28	Baa1	311,250

1,400	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 144A	6.500%	6/20/27	Baa3	1,457,750
4,350	Total Airlines				4,554,665

	Auto Components – 2.5%

1,000	Adient Global Holdings Ltd, 144A, (11)	4.875%	8/15/26	B	952,500

200	Adient US LLC, 144A	9.000%	4/15/25	Ba3	220,500

150	Clarios Global LP, 144A	6.750%	5/15/25	B1	157,875

750	Clarios Global LP / Clarios US Finance Co, 144A	8.500%	5/15/27	CCC+	778,125

1,475	IHO Verwaltungs GmbH, 144A, (cash 4.750%, PIK 5.500%)	4.750%	9/15/26	BB+	1,493,437
3,575	Total Auto Components				3,602,437

	Automobiles – 2.5%

375	Ford Motor Co	8.500%	4/21/23	BB+	408,750

1,000	Ford Motor Credit Co LLC	5.875%	8/02/21	BB+	1,018,750

700	Ford Motor Credit Co LLC	3.219%	1/09/22	BB+	699,090

1,000	Ford Motor Credit Co LLC	4.063%	11/01/24	BB+	998,750

525	PM General Purchaser LLC, 144A, (WI/DD)	9.500%	10/01/28	B+	544,530
3,600	Total Automobiles				3,669,870

	Biotechnology – 0.1%

175	Emergent BioSolutions Inc, 144A	3.875%	8/15/28	BB–	175,688

	Building Products – 0.2%

225	Builders FirstSource Inc, 144A	6.750%	6/01/27	BB+	241,031

	Chemicals – 1.8%

375	Avient Corp, 144A	5.750%	5/15/25	BB–	397,500

250	Element Solutions Inc, 144A	3.875%	9/01/28	BB–	245,312

Nuveen Credit Income Fund (continued)

Portfolio of Investments    September 30, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Chemicals (continued)

$750	NOVA Chemicals Corp, 144A	4.875%	6/01/24	BB–	$744,619

800	OCI NV, 144A, (WI/DD)	4.625%	10/15/25	N/R	800,000

500	Tronox Finance PLC, 144A	5.750%	10/01/25	B	492,500
2,675	Total Chemicals				2,679,931

	Commercial Services & Supplies – 2.2%

1,000	ADT Security Corp, 144A	4.875%	7/15/32	BB–	1,010,000

125	GFL Environmental Inc, 144A	4.250%	6/01/25	BB–	126,250

175	GFL Environmental Inc, 144A	5.125%	12/15/26	BB–	182,000

525	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	3.375%	8/31/27	BB–	504,656

1,451	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B–	1,468,125
3,276	Total Commercial Services & Supplies				3,291,031

	Communications Equipment – 1.9%

700	CommScope Technologies LLC, 144A	6.000%	6/15/25	B–	709,485

750	CommScope Technologies LLC, 144A	5.000%	3/15/27	B–	720,000

1,325	ViaSat Inc, 144A	6.500%	7/15/28	BB–	1,326,921
2,775	Total Communications Equipment				2,756,406

	Construction Materials – 1.4%

750	Cemex SAB de CV, 144A	5.200%	9/17/30	BB	753,675

800	Gates Global LLC / Gates Corp, 144A	6.250%	1/15/26	B	822,000

425	US Concrete Inc, 144A	5.125%	3/01/29	BB–	426,062
1,975	Total Construction Materials				2,001,737

	Consumer Finance – 2.0%

825	OneMain Finance Corp	6.125%	3/15/24	BB–	864,187

425	OneMain Finance Corp	5.375%	11/15/29	BB–	442,000

750	Refinitiv US Holdings Inc, 144A	6.250%	5/15/26	BB+	800,625

750	Refinitiv US Holdings Inc, 144A	8.250%	11/15/26	B+	822,188
2,750	Total Consumer Finance				2,929,000

	Containers & Packaging – 0.9%

1,000	Big River Steel LLC / BRS Finance Corp, 144A	6.625%	1/31/29	B	1,011,150

275	Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC, 144A	6.000%	9/15/28	B	278,864
1,275	Total Containers & Packaging				1,290,014

	Diversified Consumer Services – 0.9%

750	frontdoor Inc, 144A	6.750%	8/15/26	B	798,750

580	Kronos Acquisition Holdings Inc, 144A	9.000%	8/15/23	Caa1	587,975
1,330	Total Diversified Consumer Services				1,386,725

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services – 1.0%

$500	Genesis Energy LP / Genesis Energy Finance Corp	7.750%	2/01/28	B+	$434,425

1,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp	6.375%	12/15/25	BB+	1,027,965
1,500	Total Diversified Financial Services				1,462,390

	Diversified Telecommunication Services – 4.0%

1,500	Avaya Inc, 144A	6.125%	9/15/28	BB–	1,531,875

1,650	DISH DBS Corp	7.375%	7/01/28	B–	1,699,500

1,000	Embarq Corp	7.995%	6/01/36	BB	1,184,060

275	GCI LLC, 144A, (WI/DD)	4.750%	10/15/28	B	278,440

600	Telenet Finance Luxembourg Notes Sarl, 144A	5.500%	3/01/28	BB+	629,908

600	Windstream Escrow LLC / Windstream Escrow Finance Corp, 144A	7.750%	8/15/28	B	589,500
5,625	Total Diversified Telecommunication Services				5,913,283

	Electric Utilities – 2.0%

750	Inkia Energy Ltd, 144A	5.875%	11/09/27	BB	781,969

750	Pampa Energia SA	7.500%	1/24/27	CCC+	566,250

250	Pattern Energy Operations LP / Pattern Energy Operations Inc, 144A	4.500%	8/15/28	BB–	259,375

2,100	Talen Energy Supply LLC	6.500%	6/01/25	B	1,372,885
3,850	Total Electric Utilities				2,980,479

	Electronic Equipment, Instruments & Components – 0.3%

375	MTS Systems Corp, 144A	5.750%	8/15/27	B	369,263

	Energy Equipment & Services – 0.0%

2,704	Metro Exploration Holding Corp	0.000%	2/15/27	N/R	270

447	Metro Exploration Holding Corp	0.000%	2/15/27	N/R	5
3,151	Total Energy Equipment & Services				275

	Entertainment – 0.1%

125	Cinemark USA Inc, 144A	8.750%	5/01/25	BB+	132,500

	Equity Real Estate Investment Trust – 2.7%

1,000	GLP Capital LP / GLP Financing II Inc	4.000%	1/15/31	BBB–	1,041,030

500	Iron Mountain Inc, 144A	4.875%	9/15/27	BB–	509,881

600	iStar Inc	4.750%	10/01/24	BB	580,500

700	Retail Properties of America Inc	4.750%	9/15/30	BBB–	700,850

1,000	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	BB+	1,059,705
3,800	Total Equity Real Estate Investment Trust				3,891,966

	Food & Staples Retailing – 0.7%

225	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A	5.875%	2/15/28	BB–	240,188

750	Del Monte Foods Inc, 144A	11.875%	5/15/25	CCC+	792,187
975	Total Food & Staples Retailing				1,032,375

Nuveen Credit Income Fund (continued)

Portfolio of Investments    September 30, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Providers & Services – 4.9%

$765	CHS/Community Health Systems Inc, 144A	8.000%	12/15/27	B	$747,787

750	DaVita Inc, 144A, (WI/DD)	3.750%	2/15/31	Ba3	722,663

2,000	Global Medical Response Inc, 144A, (WI/DD)	6.500%	10/01/25	B2	1,985,200

750	MEDNAX Inc, 144A	6.250%	1/15/27	B+	778,095

1,150	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A	9.750%	12/01/26	CCC+	1,221,875

200	Tenet Healthcare Corp, 144A	7.500%	4/01/25	BB–	215,500

150	Tenet Healthcare Corp, 144A	4.625%	6/15/28	BB–	151,264

1,375	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B	1,338,906
7,140	Total Health Care Providers & Services				7,161,290

	Hotels, Restaurants & Leisure – 2.2%

175	1011778 BC ULC / New Red Finance Inc, 144A	5.750%	4/15/25	BB+	186,813

275	Arcos Dorados Holdings, Inc, 144A	5.875%	4/04/27	Ba2	287,518

500	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp / Millennium Op, 144A	5.500%	5/01/25	Ba2	513,750

100	Hilton Domestic Operating Co Inc, 144A	5.750%	5/01/28	BB	105,750

775	International Game Technology PLC, 144A	5.250%	1/15/29	BB	783,719

250	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc, 144A	4.625%	6/15/25	BB+	255,000

500	Scientific Games International Inc, 144A	8.625%	7/01/25	B–	521,737

500	Scientific Games International Inc, 144A	5.000%	10/15/25	B+	503,125
3,075	Total Hotels, Restaurants & Leisure				3,157,412

	Household Durables – 0.7%

375	CD&R Smokey Buyer Inc, 144A	6.750%	7/15/25	B	395,625

675	Mattamy Group Corp, 144A	5.250%	12/15/27	BB	693,563
1,050	Total Household Durables				1,089,188

	Independent Power & Renewable Electricity Producers – 0.5%

750	Azure Power Solar Energy Pvt Ltd, 144A	5.650%	12/24/24	Ba1	779,142

	Industrial Conglomerates – 0.3%

250	Delta Air Lines Inc / SkyMiles IP Ltd, 144A	4.500%	10/20/25	Baa1	256,562

250	Stena International SA, 144A	6.125%	2/01/25	BB–	240,313
500	Total Industrial Conglomerates				496,875

	Insurance – 0.6%

825	Acrisure LLC / Acrisure Finance Inc, 144A	10.125%	8/01/26	CCC+	913,820

	Interactive Media & Services – 0.4%

500	Match Group Holdings II LLC, 144A	4.625%	6/01/28	BB	515,000

	Internet Software & Services – 0.7%

1,000	Cablevision Lightpath LLC, 144A	5.625%	9/15/28	B	1,016,100

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	IT Services – 0.5%

$200	Booz Allen Hamilton Inc, 144A	3.875%	9/01/28	Ba2	$205,310

200	Cablevision Lightpath LLC, 144A	3.875%	9/15/27	B+	200,000

175	Gartner Inc, 144A	3.750%	10/01/30	BB	177,021

150	Science Applications International Corp, 144A	4.875%	4/01/28	BB–	152,294
725	Total IT Services				734,625

	Machinery – 1.4%

1,000	Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB+	1,042,500

1,000	Maxim Crane Works Holdings Capital LLC, 144A	10.125%	8/01/24	B–	1,013,750
2,000	Total Machinery				2,056,250

	Media – 3.5%

950	Altice Financing SA, 144A	5.000%	1/15/28	B	922,687

1,000	Altice France SA/France, 144A	7.375%	5/01/26	B	1,047,900

600	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	4.250%	2/01/31	BB+	621,541

750	Clear Channel Worldwide Holdings Inc, 144A	5.125%	8/15/27	B1	720,188

750	CSC Holdings LLC, 144A	4.625%	12/01/30	B	753,548

225	Lamar Media Corp, 144A	4.875%	1/15/29	BB–	234,000

500	Radiate Holdco LLC / Radiate Finance Inc, 144A	6.500%	9/15/28	CCC+	512,381

250	Scripps Escrow Inc, 144A	5.875%	7/15/27	B	241,250
5,025	Total Media				5,053,495

	Metals & Mining – 3.0%

1,000	Cleveland-Cliffs Inc, 144A	9.875%	10/17/25	BB	1,116,250

1,100	First Quantum Minerals Ltd, 144A	7.500%	4/01/25	B3	1,088,021

750	First Quantum Minerals Ltd, 144A	6.875%	10/15/27	B–	722,475

800	Hudbay Minerals Inc, 144A	6.125%	4/01/29	B+	792,000

650	Metinvest BV, 144A, (WI/DD)	7.650%	10/01/27	BB–	630,688
4,300	Total Metals & Mining				4,349,434

	Multiline Retail – 0.4%

600	Macy’s Inc, 144A	8.375%	6/15/25	Ba1	620,358

	Oil, Gas & Consumable Fuels – 10.4%

275	Comstock Resources Inc	9.750%	8/15/26	B+	281,930

300	Continental Resources Inc/OK	5.000%	9/15/22	BBB–	297,939

1,200	Continental Resources, Inc	0.045%	4/15/23	BBB–	1,144,092

1,140	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	5.625%	5/01/27	BB–	1,018,328

500	EnLink Midstream Partners LP	4.400%	4/01/24	BB+	450,365

575	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	BB–	605,906

500	EQM Midstream Partners LP, 144A	6.000%	7/01/25	BB	515,625

800	EQM Midstream Partners LP, 144A	6.500%	7/01/27	BB	848,016

200	Global Partners LP / GLP Finance Corp	7.000%	8/01/27	B+	203,826

Nuveen Credit Income Fund (continued)

Portfolio of Investments    September 30, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$750	Leviathan Bond Ltd, 144A	6.125%	6/30/25	BB	$774,292

500	Moss Creek Resources Holdings Inc, 144A	10.500%	5/15/27	B–	312,500

815	Murphy Oil Corp	5.875%	12/01/27	BB+	696,043

675	Occidental Petroleum Corp	5.875%	9/01/25	BB+	618,610

1,000	Occidental Petroleum Corp	8.500%	7/15/27	BB+	1,007,710

900	Occidental Petroleum Corp	8.875%	7/15/30	BB+	927,000

750	Occidental Petroleum Corp	6.450%	9/15/36	BB+	637,515

750	Petrobras Global Finance BV, (11)	5.600%	1/03/31	Ba2	801,157

750	Petroleos Mexicanos	5.350%	2/12/28	BBB	641,977

800	Southwestern Energy Co	7.500%	4/01/26	BB	782,000

1,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp	5.875%	4/15/26	BB	1,026,700

750	USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	BB–	743,715

1,000	Western Midstream Operating LP	5.050%	2/01/30	BB+	974,915
15,930	Total Oil, Gas & Consumable Fuels				15,310,161

	Pharmaceuticals – 1.2%

39	Bausch Health Cos Inc, 144A, (11)	5.875%	5/15/23	B	38,805

350	Bausch Health Cos Inc, 144A	5.000%	1/30/28	B	339,938

450	Bausch Health Cos Inc, 144A	6.250%	2/15/29	B	462,852

450	Bausch Health Cos Inc, 144A	5.250%	1/30/30	B	443,367

500	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B+	523,840
1,789	Total Pharmaceuticals				1,808,802

	Real Estate Management & Development – 0.5%

750	China Evergrande Group	8.250%	3/23/22	B2	667,821

	Software – 0.3%

425	Camelot Finance SA, 144A	4.500%	11/01/26	B	434,563

	Specialty Retail – 3.5%

750	JSM Global Sarl, 144A	4.750%	10/20/30	BB	750,000

350	L Brands Inc, 144A	6.875%	7/01/25	BB	378,000

150	L Brands Inc, 144A	9.375%	7/01/25	B+	172,125

550	L Brands Inc, 144A	6.625%	10/01/30	B+	559,625

500	PetSmart Inc, 144A	5.875%	6/01/25	B	511,800

1,000	PetSmart Inc, 144A	8.875%	6/01/25	CCC+	1,037,450

1,000	Staples Inc, 144A	7.500%	4/15/26	B1	921,460

1,000	Staples Inc, 144A	10.750%	4/15/27	B3	801,875
5,300	Total Specialty Retail				5,132,335

	Technology Hardware, Storage & Peripherals – 0.7%

500	Diebold Nixdorf Inc	8.500%	4/15/24	CCC	455,250

500	Diebold Nixdorf Inc, 144A	9.375%	7/15/25	B–	527,500
1,000	Total Technology Hardware, Storage & Peripherals				982,750

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	Trading Companies & Distributors – 0.3%

$500	Beacon Roofing Supply Inc, 144A			4.875%	11/01/25	B–	$490,000
$103,631	Total Corporate Bonds (cost $100,882,797)						99,982,454

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 10.0%

$500	Aimco CLO 11 Ltd, 144A, (WI/DD)			0.000%	10/15/31	N/R	$500,000

750	Avis Budget Rental Car Funding AESOP LLC, 144A			4.950%	3/20/25	BBB	784,076

1,000	Benchmark 2020-B18 Mortgage Trust, 144A			4.139%	7/15/53	B–	1,001,169

500	Bojangles Issuer LLC, 144A			3.832%	10/20/50	N/R	501,565

625	CIFC Funding Ltd, 144A, (3-Month LIBOR reference rate + 7.635% spread), (9)			7.917%	8/24/32	BB–	626,535

625	CIFC Funding Ltd, 144A, (3-Month LIBOR reference rate + 4.250% spread), (9)			4.532%	8/24/32	BBB–	627,761

1,000	Credit Suisse Mortgage Capital Certificates 2019-ICE4, 144A, (1-Month LIBOR reference rate + 2.150% spread), (9)			2.302%	5/15/36	Ba3	986,199

750	Freddie Mac Stacr Remic Trust 2020-HQA2, 144A, (1-Month LIBOR reference rate + 3.100% spread), (9)			3.248%	3/25/50	Ba2	738,723

700	HIN Timeshare Trust 2020-A, 144A			5.500%	10/09/39	BB	684,230

900	HIN Timeshare Trust 2020-A, 144A			6.500%	10/09/39	B	855,994

1,000	MFT 2020-B6 Mortgage Trust, 144A			3.392%	8/10/40	N/R	973,182

250	Mosaic Solar Loan Trust 2020-2, 144A			3.000%	8/20/46	N/R	247,947

575	Mosaic Solar Loan Trust 2020-2, 144A			5.420%	8/20/46	N/R	571,380

1,137	MVW 2020-1 LLC, 144A			4.210%	10/20/37	BBB	1,181,118

726	MVW 2020-1 LLC, 144A			7.140%	10/20/37	BB	753,144

500	Neuberger Berman Loan Advisers CLO 35 Ltd, 144A, (3-Month LIBOR reference rate + 7.000% spread), (9)			7.272%	1/19/33	BB–	488,577

951	Sierra Timeshare 2020-2 Receivables Funding LLC, 144A			3.510%	7/20/37	BBB	961,381

1,188	Sierra Timeshare 2020-2 Receivables Funding LLC, 144A			6.590%	7/20/37	BB	1,201,489

1,000	Tesla Auto Lease Trust 2020-A, 144A			4.640%	8/20/24	Ba2	1,037,337
$14,677	Total Asset-Backed and Mortgage-Backed Securities (cost $14,432,660)						14,721,807

Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 6.2% (4)

	Airlines – 0.3%

$500	Delta Air Lines SkyMiles, Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	$504,287

	Chemicals – 0.3%

400	Lummus Technology, Term Loan	4.220%	3-Month LIBOR	4.000%	6/30/27	B+	397,542

	Commercial Services & Supplies – 0.8%

76	GFL Environmental, Term Loan	4.000%	3-Month LIBOR	3.000%	5/31/25	BB–	75,781

424	GFL Environmental, Term Loan	4.000%	1-Month LIBOR	3.000%	5/31/25	BB–	422,781

Nuveen Credit Income Fund (continued)

Portfolio of Investments    September 30, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value

	Commercial Services & Supplies (continued)

$750	TNT Crane and Rigging Inc., DIP Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	$735,000
1,250	Total Commercial Services & Supplies						1,233,562

	Containers & Packaging – 0.1%

140	Graham Packaging Company LP, Term Loan	4.500%	1-Month LIBOR	3.750%	8/04/27	B1	139,456

	Distributors – 0.5%

748	Atotech, Initial Term Loan B1	4.000%	3-Month LIBOR	3.000%	1/31/24	B2	738,180

	Electric Utilities – 0.2%

249	Pacific Gas & Electric, Term Loan, First Lien	5.500%	3-Month LIBOR	4.500%	6/23/25	BB	244,803

	Food & Staples Retailing – 0.3%

500	Shearer’s Foods, LLC., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B2	497,503

	Health Care Equipment & Supplies – 0.5%

750	Agiliti Health, Inc., Delay Draw Facility	3.187%	1-Month LIBOR	3.000%	1/04/26	B+	729,375

	Internet Software & Services – 0.5%

575	Ellucian, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	572,125

200	Thomson Reuters IP & S, Incremental Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	199,375
775	Total Internet Software & Services						771,500

	IT Services – 0.1%

150	Cablevision Lightpath LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	149,375

	Media – 0.1%

125	Radiate Holdco LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	123,082

	Multiline Retail – 0.3%

399	Bass Pro Group LLC, Term Loan B	5.750%	3-Month LIBOR	5.000%	9/25/24	B1	396,231

	Oil, Gas & Consumable Fuels – 0.4%

597	Buckeye Partners, Term Loan, First Lien	2.897%	1-Month LIBOR	2.750%	11/01/26	BBB–	587,051

	Pharmaceuticals – 0.2%

300	Milano, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	297,563

	Professional Services – 1.6%

299	Da Vinci Purchaser Corp. Term Loan	5.238%	3-Month LIBOR	4.000%	11/26/26	B	296,507

1,990	Dun & Bradstreet Corp., Initial Term Loan	3.895%	1-Month LIBOR	3.750%	2/08/26	BB+	1,973,085
2,289	Total Professional Services						2,269,592
$9,172	Total Variable Rate Senior Loan Interests (cost $9,056,817)						9,079,102

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 3.8% (6)

	Banks – 2.8%

$750	Banco Mercantil del Norte SA/Grand Cayman, 144A			6.750%	9/27/69	Ba2	$738,750

600	Banco Santander SA			7.500%	N/A (8)	Ba1	633,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$610	Barclays PLC	6.125%	N/A (8)	BBB–	$618,388

500	Intesa Sanpaolo SpA, 144A	7.700%	N/A (8)	BB–	525,000

500	Lloyds Banking Group PLC	7.500%	N/A (8)	Baa3	524,375

500	Natwest Group PLC	8.625%	N/A (8)	BBB–	512,500

500	UniCredit SpA	8.000%	N/A (8)	B+	532,500
3,960	Total Banks				4,084,513

	Capital Markets – 1.0%

500	Credit Suisse Group AG, 144A	7.500%	N/A (8)	BB+	527,655

550	Deutsche Bank AG	6.000%	N/A (8)	B+	474,375

500	UBS Group AG, 144A	7.000%	N/A (8)	BBB	533,750
1,550	Total Capital Markets				1,535,780
$5,510	Total Contingent Capital Securities (cost $5,522,040)				5,620,293

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 2.3%

	Egypt – 0.4%

$500	Egypt Government International Bond, 144A	5.250%	10/06/25	B+	$498,850

	El Salvador – 0.4%

750	El Salvador Government International Bond, 144A	6.375%	1/18/27	B+	643,875

	Jordan – 0.5%

750	Jordan Government International Bond, 144A	4.950%	7/07/25	BB–	746,998

	Kenya – 0.5%

750	Kenya Government International Bond, 144A	7.000%	5/22/27	B+	735,375

	Ukraine – 0.5%

750	Ukraine Government International Bond, 144A	7.253%	3/15/33	B	689,100
$3,500	Total Sovereign Debt (cost $3,413,672)				3,314,198

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 1.3%

	Automobiles – 0.5%

$655	General Motors Financial Co Inc	5.700%	N/A (8)	BB+	$657,456

	Commercial Services & Supplies – 0.5%

850	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB+	722,500

	Energy Equipment & Services – 0.0%

38	Sanjel Corporation, 144A, (3)	7.500%	N/A (8)	N/R	—

Nuveen Credit Income Fund (continued)

Portfolio of Investments    September 30, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance – 0.3%

$500	Enstar Finance LLC	5.750%	9/01/40	BB+	$509,139
$2,043	Total $1,000 Par (or similar) Institutional Preferred (cost $1,913,529)				1,889,095

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 1.1%

	Banks – 0.4%

20,000	Wintrust Financial Corp	6.875%		BB	$533,800

	Food Products – 0.3%

20,000	CHS Inc	6.750%		N/R	525,000

	Oil, Gas & Consumable Fuels – 0.4%

30,000	NuStar Energy LP	8.500%		B2	531,900
	Total $25 Par (or similar) Retail Preferred (cost $1,586,409)				1,590,700

Shares	Description (1)				Value

	COMMON STOCKS – 0.0%

	Energy Equipment & Services – 0.0%

6	Golden Close Maritime Corp Ltd, (3), (8)				$—

	Metals & Mining – 0.0%

499,059	Northland Resources SE, (3), (8)				54

	Road & Rail – 0.0%

8,907	Jack Cooper Enterprises Inc, (3), (8)				89
	Total Common Stocks (cost $5,030)				143
	Total Long-Term Investments (cost $136,812,954)				136,197,792

Shares	Description (1)				Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.2%

	MONEY MARKET FUNDS – 1.2%

1,794,809	State Street Navigator Securities Lending Government Money Market Portfolio, (10)				$1,794,809
	Total Investments Purchased with Collateral from Securities Lending (cost $1,794,809)				1,794,809

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 13.7%

	REPURCHASE AGREEMENTS – 13.7%

$20,086	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/20, repurchase price $20,086,416, collateralized $20,581,400 U.S. Treasury Notes, 0.375%, due 9/30/27, value $20,488,146	0.000%	10/01/20		$20,086,416
	Total Short-Term Investments (cost $20,086,416)				20,086,416
	Total Investments (cost $158,694,179) –107.8%				158,079,017
	Other Assets Less Liabilities – (7.8)%				(11,400,932)
	Net Assets – 100%				$146,678,085

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Corporate Bonds	$—	$99,982,454	$—	*	$99,982,454
Asset-Backed and Mortgage-Backed Securities	—	14,721,807	—		14,721,807
Variable Rate Senior Loan Interests	—	9,079,102	—		9,079,102
Contingent Capital Securities	—	5,620,293	—		5,620,293
Sovereign Debt	—	3,314,198	—		3,314,198
$1,000 Par (or similar) Institutional Preferred	—	1,889,095	—		1,889,095
$25 Par (or similar) Retail Preferred	1,590,700	—	—		1,590,700
Common Stocks	—	—	143		143
Investments Purchased with Collateral from Securities Lending	1,794,809	—	—		1,794,809
Short-Term Investments:
Repurchase Agreements	—	20,086,416	—		20,086,416
Total	$3,385,509	$154,693,365	$143		$158,079,017
*	Includes value equals zero as of the end of the reporting period.

Nuveen Credit Income Fund (continued)

Portfolio of Investments    September 30, 2020

(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(6)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(7)	Perpetual security. Maturity date is not applicable.

(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(9)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(10)

The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(11)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,740,562.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accured interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed-delivery basis.

Nuveen Strategic Income Fund

Portfolio of Investments    September 30, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.3%

	CORPORATE BONDS – 40.0%

	Aerospace & Defense – 0.8%

$1,380	BAE Systems Holdings Inc, 144A	3.850%	12/15/25	BBB	$1,557,413

670	Boeing Co	3.250%	2/01/35	Baa2	629,196

430	Bombardier Inc, 144A	7.500%	3/15/25	B	323,038

1,215	Carrier Global Corp, 144A	2.242%	2/15/25	BBB	1,266,446

350	Embraer Netherlands Finance BV, 144A	6.950%	1/17/28	BB+	354,347

150	Howmet Aerospace Inc	6.875%	5/01/25	BBB–	165,750

515	Raytheon Technologies Corp	2.250%	7/01/30	A–	540,880
4,710	Total Aerospace & Defense				4,837,070

	Airlines – 0.2%

809	American Airlines 2016-1 Class AA Pass-Through Trust	3.575%	1/15/28	A+	776,552

175	Delta Air Lines Inc, 144A	7.000%	5/01/25	Baa2	192,118
984	Total Airlines				968,670

	Auto Components – 0.4%

600	Adient Global Holdings Ltd, 144A, (11)	4.875%	8/15/26	B	571,500

100	Adient US LLC, 144A	9.000%	4/15/25	Ba3	110,250

100	Clarios Global LP, 144A	6.750%	5/15/25	B1	105,250

1,000	Clarios Global LP / Clarios US Finance Co, 144A	8.500%	5/15/27	CCC+	1,037,500

175	Dana Inc	5.375%	11/15/27	BB+	179,375

500	Goodyear Tire & Rubber Co	9.500%	5/31/25	BB–	542,515
2,475	Total Auto Components				2,546,390

	Automobiles – 0.7%

250	Ford Motor Co	8.500%	4/21/23	BB+	272,500

250	Ford Motor Co	9.000%	4/22/25	BB+	286,627

1,000	Ford Motor Credit Co LLC	3.336%	3/18/21	BB+	1,000,550

2,845	General Motors Financial Co Inc., (11)	3.600%	6/21/30	BBB	2,933,323
4,345	Total Automobiles				4,493,000

	Banks – 7.2%

750	Akbank TAS, 144A	6.800%	2/06/26	B+	726,075

2,435	Banco Santander SA	3.800%	2/23/28	A	2,675,901

425	Bancolombia SA	3.000%	1/29/25	Baa2	425,689

750	Banistmo SA, 144A	4.250%	7/31/27	Baa3	762,750

1,060	Bank of America Corp	3.559%	4/23/27	A+	1,184,116

1,105	Bank of America Corp	3.248%	10/21/27	A+	1,220,370

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$3,662	Bank of America Corp	3.419%	12/20/28	A+	$4,078,919

850	Banque Ouest Africaine de Developpement, 144A	5.000%	7/27/27	Baa1	915,144

2,865	Barclays PLC	3.650%	3/16/25	A	3,090,141

350	BBVA Bancomer SA/Texas, 144A	1.875%	9/18/25	Baa1	341,950

2,010	BNP Paribas SA, 144A	4.375%	5/12/26	A–	2,249,636

1,000	Caelus Re VI Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.500% spread), (9)	5.592%	6/07/23	N/R	1,005,800

1,575	Citigroup Inc	4.300%	11/20/26	BBB+	1,802,771

1,895	Citigroup Inc	4.450%	9/29/27	BBB+	2,195,020

2,080	Citigroup Inc	2.666%	1/29/31	A	2,187,706

970	Citigroup Inc	2.572%	6/03/31	A	1,019,555

2,800	Goldman Sachs Group Inc	4.000%	3/03/24	A	3,079,200

675	Grupo Aval Ltd, 144A	4.375%	2/04/30	BBB–	651,375

1,465	HSBC Holdings PLC	2.099%	6/04/26	A+	1,482,212

815	HSBC Holdings PLC	4.375%	11/23/26	A3	898,839

2,100	ING Groep NV	3.950%	3/29/27	A+	2,405,239

1,100	JPMorgan Chase & Co	3.875%	9/10/24	A	1,216,696

2,710	JPMorgan Chase & Co	3.702%	5/06/30	AA–	3,108,311

600	JPMorgan Chase & Co	2.956%	5/13/31	A	641,346

1,705	Natwest Group PLC	3.032%	11/28/35	BBB+	1,637,789

2,810	Wells Fargo & Co	2.879%	10/30/30	A+	2,997,177

1,500	Zions Bancorp NA	3.250%	10/29/29	BBB	1,500,193
42,062	Total Banks				45,499,920

	Beverages – 0.0%

225	Constellation Brands Inc	2.875%	5/01/30	BBB	242,775

	Biotechnology – 0.4%

2,000	AbbVie Inc, 144A	4.250%	11/21/49	BBB+	2,362,302

175	Emergent BioSolutions Inc, 144A	3.875%	8/15/28	BB–	175,688
2,175	Total Biotechnology				2,537,990

	Capital Markets – 1.4%

1,125	Donnelley Financial Solutions Inc	8.250%	10/15/24	B	1,181,250

2,295	Goldman Sachs Group Inc	4.250%	10/21/25	BBB+	2,607,326

4,635	Morgan Stanley	3.950%	4/23/27	BBB+	5,236,224
8,055	Total Capital Markets				9,024,800

	Chemicals – 1.6%

2,185	Agrium Inc	3.375%	3/15/25	BBB	2,334,334

925	Air Products and Chemicals Inc	2.800%	5/15/50	A	970,465

100	Avient Corp, 144A	5.750%	5/15/25	BB–	106,000

1,465	DuPont de Nemours Inc	4.493%	11/15/25	BBB+	1,684,614

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Chemicals (continued)

$500	Element Solutions Inc, 144A	3.875%	9/01/28	BB–	$490,625

750	MEGlobal Canada ULC, 144A	5.000%	5/18/25	BBB	808,286

1,500	NOVA Chemicals Corp, 144A	5.250%	8/01/23	BB–	1,477,500

1,350	NOVA Chemicals Corp, 144A	5.000%	5/01/25	BB–	1,316,250

800	OCI NV, 144A, (WI/DD)	4.625%	10/15/25	N/R	800,000
9,575	Total Chemicals				9,988,074

	Commercial Services & Supplies – 0.6%

1,000	Adani Ports & Special Economic Zone Ltd, 144A	4.200%	8/04/27	BBB–	1,003,359

1,575	ADT Security Corp, 144A	4.875%	7/15/32	BB–	1,590,750

100	GFL Environmental Inc, 144A	4.250%	6/01/25	BB–	101,000

400	GFL Environmental Inc, 144A	3.750%	8/01/25	BB–	399,000

135	GFL Environmental Inc, 144A	7.000%	6/01/26	B–	142,317

100	GFL Environmental Inc, 144A	5.125%	12/15/26	BB–	104,000

165	GFL Environmental Inc, 144A	8.500%	5/01/27	B–	179,025

125	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	3.375%	8/31/27	BB–	120,156

375	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B–	379,687
3,975	Total Commercial Services & Supplies				4,019,294

	Communications Equipment – 0.3%

1,950	CommScope Inc, 144A	8.250%	3/01/27	B–	2,028,000

	Construction & Engineering – 0.0%

250	PowerTeam Services LLC, 144A	9.033%	12/04/25	B–	263,438

	Construction Materials – 0.3%

450	Cemex SAB de CV, 144A	7.375%	6/05/27	BB	486,230

600	Cemex SAB de CV, 144A	5.450%	11/19/29	BB	606,750

750	Gates Global LLC / Gates Corp, 144A	6.250%	1/15/26	B	770,625
1,800	Total Construction Materials				1,863,605

	Consumer Discretionary – 0.1%

500	Lamar Media Corp, 144A	3.750%	2/15/28	BB–	497,500

	Consumer Finance – 1.2%

1,780	Capital One Financial Corp	3.750%	3/09/27	A–	1,975,489

1,000	Curo Group Holdings Corp, 144A	8.250%	9/01/25	B–	837,500

2,180	Discover Bank	4.250%	3/13/26	BBB+	2,480,403

100	OneMain Finance Corp	8.875%	6/01/25	BB–	110,750

425	OneMain Finance Corp	5.375%	11/15/29	BB–	442,000

1,500	Refinitiv US Holdings Inc, 144A	8.250%	11/15/26	B+	1,644,375
6,985	Total Consumer Finance				7,490,517

	Containers & Packaging – 0.0%

165	Bemis Co Inc	2.630%	6/19/30	BBB	176,093

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Consumer Services – 0.3%

$1,500	frontdoor Inc, 144A	6.750%	8/15/26	B	$1,597,500

	Diversified Financial Services – 1.0%

1,120	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	BBB	1,208,882

1,555	GE Capital International Funding Co Unlimited Co	4.418%	11/15/35	BBB+	1,643,388

425	Genesis Energy LP / Genesis Energy Finance Corp	7.750%	2/01/28	B+	369,261

375	Indian Railway Finance Corp Ltd, 144A	3.249%	2/13/30	BBB–	376,452

2,000	Quicken Loans LLC, 144A	5.250%	1/15/28	Ba1	2,107,320

400	REC Ltd, 144A	4.750%	5/19/23	Baa3	420,950
5,875	Total Diversified Financial Services				6,126,253

	Diversified Telecommunication Services – 1.8%

3,950	AT&T Inc	4.350%	3/01/29	A–	4,636,351

380	AT&T Inc	3.500%	6/01/41	A–	399,646

625	AT&T Inc	4.350%	6/15/45	A–	700,179

2,650	Telefonica Emisiones SA	4.103%	3/08/27	BBB	3,012,822

2,200	Telenet Finance Luxembourg Notes Sarl, 144A	5.500%	3/01/28	BB+	2,309,663

500	Zayo Group Holdings Inc, 144A	4.000%	3/01/27	B1	492,112
10,305	Total Diversified Telecommunication Services				11,550,773

	Electric Utilities – 1.8%

1,025	Berkshire Hathaway Energy Co, 144A	3.700%	7/15/30	A–	1,203,530

990	Chevron Corp	2.236%	5/11/30	AA	1,049,814

800	Empresas Publicas de Medellin ESP, 144A	4.375%	2/15/31	Baa3	804,008

430	NSTAR Electric Co	3.950%	4/01/30	A1	519,804

2,000	Oglethorpe Power Corp	4.200%	12/01/42	BBB+	2,072,684

1,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 144A	6.150%	5/21/48	Baa2	1,286,770

2,000	Southern Co	4.000%	1/15/51	BBB	2,005,547

1,000	Talen Energy Supply LLC	6.500%	6/01/25	B	653,755

250	Vistra Operations Co LLC, 144A	5.500%	9/01/26	BB+	260,938

1,725	Vistra Operations Co LLC, 144A	5.625%	2/15/27	BB+	1,820,220
11,220	Total Electric Utilities				11,677,070

	Energy Equipment & Services – 0.3%

1,100	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	1,056,231

550	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	518,375
1,650	Total Energy Equipment & Services				1,574,606

	Entertainment – 0.0%

225	Live Nation Entertainment Inc, 144A	6.500%	5/15/27	BB–	242,829

	Equity Real Estate Investment Trust – 1.5%

750	American Tower Corp	5.000%	2/15/24	BBB+	847,949

320	Crown Castle International Corp	3.250%	1/15/51	BBB+	317,473

1,075	Essex Portfolio LP	2.650%	3/15/32	BBB+	1,134,298

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Equity Real Estate Investment Trust (continued)

$595	Healthcare Realty Trust Inc	2.400%	3/15/30	BBB+	$602,690

1,335	Regency Centers LP	2.950%	9/15/29	BBB+	1,382,165

940	Retail Properties of America Inc	4.750%	9/15/30	BBB–	941,142

2,400	SBA Tower Trust, 144A	2.836%	1/15/25	A2	2,568,067

300	SBA Tower Trust, 144A	1.884%	1/15/26	A2	306,611

285	SBA Tower Trust, 144A	2.328%	1/15/28	A2	289,282

1,000	VICI Properties LP / VICI Note Co Inc, 144A	4.125%	8/15/30	BB	985,000
9,000	Total Equity Real Estate Investment Trust				9,374,677

	Food & Staples Retailing – 0.4%

1,990	CVS Health Corp	4.300%	3/25/28	BBB	2,327,942

	Food Products – 0.3%

1,050	BRF SA, 144A	4.875%	1/24/30	Ba2	1,077,552

600	NBM US Holdings Inc, 144A	6.625%	8/06/29	BB	642,750
1,650	Total Food Products				1,720,302

	Gas Utilities – 0.3%

750	ENN Energy Holdings Ltd, 144A	2.625%	9/17/30	BBB	749,460

1,250	Suburban Propane Partners LP/Suburban Energy Finance Corp	5.500%	6/01/24	BB–	1,257,838
2,000	Total Gas Utilities				2,007,298

	Health Care Equipment & Supplies – 0.2%

1,380	Boston Scientific Corp	2.650%	6/01/30	Baa2	1,467,955

	Health Care Providers & Services – 0.7%

1,515	Centene Corp, 144A	5.375%	6/01/26	BBB–	1,599,037

350	Centene Corp	4.625%	12/15/29	BBB–	377,531

715	CHS/Community Health Systems Inc	6.250%	3/31/23	BB	698,912

450	DaVita Inc, 144A	3.750%	2/15/31	Ba3	433,598

275	Encompass Health Corp	4.500%	2/01/28	B+	276,375

100	HCA Inc	5.625%	9/01/28	Ba2	114,395

1,000	HCA Inc	3.500%	9/01/30	Ba2	1,018,211

200	Tenet Healthcare Corp, 144A	7.500%	4/01/25	BB–	215,500
4,605	Total Health Care Providers & Services				4,733,559

	Hotels, Restaurants & Leisure – 0.3%

100	Boyd Gaming Corp, 144A	8.625%	6/01/25	B–	109,628

375	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp / Millennium Op, 144A	5.500%	5/01/25	Ba2	385,312

325	Melco Resorts Finance Ltd, 144A	5.750%	7/21/28	BB	331,026

800	Wynn Macau Ltd, 144A	5.625%	8/26/28	BB–	776,000

100	Yum! Brands Inc, 144A	7.750%	4/01/25	B+	110,500
1,700	Total Hotels, Restaurants & Leisure				1,712,466

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Independent Power & Renewable Electricity Producers – 0.3%

$600	Azure Power Solar Energy Pvt Ltd, 144A	5.650%	12/24/24	Ba1	$623,314

1,000	Calpine Corp, 144A	5.250%	6/01/26	BB+	1,040,070

174	Clearway Energy Operating LLC, 144A	4.750%	3/15/28	BB	180,525

42	NRG Energy Inc	6.625%	1/15/27	BB+	44,415
1,816	Total Independent Power & Renewable Electricity Producers				1,888,324

	Industrial Conglomerates – 0.2%

560	General Electric Co	3.625%	5/01/30	BBB+	580,745

500	Icahn Enterprises LP / Icahn Enterprises Finance Corp	5.250%	5/15/27	BB+	520,900
1,060	Total Industrial Conglomerates				1,101,645

	Insurance – 1.3%

935	Genworth Holdings Inc	4.800%	2/15/24	B–	860,172

1,940	Liberty Mutual Group Inc, 144A	4.569%	2/01/29	BBB	2,344,755

667	Sutter Re Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.000% spread), (9)	5.092%	6/06/22	N/R	682,741

1,805	Willis North America Inc	3.600%	5/15/24	BBB	1,970,604

2,225	XLIT Ltd	4.450%	3/31/25	BBB+	2,515,890
7,572	Total Insurance				8,374,162

	Interactive Media & Services – 0.1%

725	Prosus NV, 144A	3.680%	1/21/30	BBB–	781,668

	IT Services – 0.3%

1,680	Fidelity National Information Services Inc	3.750%	5/21/29	BBB	1,975,886

	Leisure Products – 0.1%

750	Mattel Inc, 144A	6.750%	12/31/25	B+	791,250

	Life Sciences Tools & Services – 0.1%

300	Avantor Funding Inc, 144A	4.625%	7/15/28	BB	311,250

	Machinery – 0.4%

700	Maxim Crane Works Holdings Capital LLC, 144A	10.125%	8/01/24	B–	709,625

1,405	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	BBB	1,646,289
2,105	Total Machinery				2,355,914

	Materials – 0.0%

200	Lamar Media Corp, 144A	4.000%	2/15/30	BB–	200,000

	Media – 1.6%

375	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	4.500%	8/15/30	BB	393,767

2,650	Comcast Corp	2.650%	2/01/30	A–	2,889,896

1,790	Comcast Corp	3.969%	11/01/47	A–	2,120,246

1,200	CSC Holdings LLC, 144A	6.500%	2/01/29	BB	1,338,000

1,500	DISH DBS Corp	7.750%	7/01/26	B2	1,649,040

600	Entercom Media Corp, 144A	6.500%	5/01/27	B–	522,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media (continued)

$500	Grupo Televisa SAB	5.250%	5/24/49	BBB+	$586,520

625	TEGNA Inc, 144A	4.625%	3/15/28	BB–	611,125
9,240	Total Media				10,110,594

	Metals & Mining – 0.9%

650	Anglo American Capital PLC, 144A	2.625%	9/10/30	BBB	644,735

675	AngloGold Ashanti Holdings PLC	3.750%	10/01/30	Baa3	688,408

100	Arconic Corp, 144A	6.000%	5/15/25	BBB–	106,793

450	Cleveland-Cliffs Inc, 144A	9.875%	10/17/25	BB	502,313

1,250	First Quantum Minerals Ltd, 144A	6.500%	3/01/24	B–	1,198,437

750	First Quantum Minerals Ltd, 144A, (WI/DD)	6.875%	10/15/27	B–	722,475

450	Fresnillo PLC, 144A	4.250%	10/02/50	BBB	444,501

325	Hudbay Minerals Inc, 144A	6.125%	4/01/29	B+	321,750

650	Metinvest BV, 144A, (WI/DD)	7.650%	10/01/27	BB–	630,688

700	Tronox Inc, 144A	6.500%	4/15/26	B	700,000
6,000	Total Metals & Mining				5,960,100

	Oil, Gas & Consumable Fuels – 5.1%

1,560	Concho Resources Inc	2.400%	2/15/31	BBB	1,490,662

1,100	Cosan Ltd, 144A	5.500%	9/20/29	BB	1,133,011

725	Diamondback Energy Inc	3.250%	12/01/26	BBB	725,902

250	Ecopetrol SA	5.875%	5/28/45	BBB–	272,500

575	Ecopetrol SA	6.875%	4/29/30	BBB–	688,562

1,420	Energy Transfer Operating LP	5.000%	5/15/50	BBB–	1,303,519

250	EnLink Midstream LLC	5.375%	6/01/29	BB+	202,500

400	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	BB–	421,500

500	Geopark Ltd, 144A	5.500%	1/17/27	B+	442,505

800	KazMunayGas National Co JSC, 144A	5.375%	4/24/30	Baa3	933,856

750	Leviathan Bond Ltd, 144A	6.500%	6/30/27	BB	777,646

595	Magellan Midstream Partners LP	3.250%	6/01/30	BBB+	638,130

1,325	Marathon Petroleum Corp	5.000%	9/15/54	BBB	1,360,249

750	Medco Oak Tree Pte Ltd, 144A	7.375%	5/14/26	B1	717,035

2,000	Moss Creek Resources Holdings Inc, 144A	10.500%	5/15/27	B–	1,250,000

1,795	MPLX LP	4.875%	6/01/25	BBB	2,034,626

1,200	Murphy Oil Corp	5.875%	12/01/27	BB+	1,024,848

1,590	Noble Energy, Inc	5.050%	11/15/44	BBB	2,059,347

2,000	Occidental Petroleum Corp	4.300%	8/15/39	BB+	1,386,320

1,340	ONEOK Inc	3.400%	9/01/29	BBB	1,314,418

625	Pertamina Persero PT, 144A, (11)	4.700%	7/30/49	Baa2	665,830

593	Petrobras Global Finance BV	5.093%	1/15/30	Ba2	623,154

500	Petrobras Global Finance BV, (11)	5.600%	1/03/31	Ba2	534,105

2,200	Petroleos Mexicanos	6.500%	3/13/27	BBB	2,051,500

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$1,345	Sabine Pass Liquefaction LLC	5.875%	6/30/26	BBB–	$1,590,109

525	Sunoco LP / Sunoco Finance Corp	4.875%	1/15/23	BB	527,625

500	Sunoco LP / Sunoco Finance Corp	6.000%	4/15/27	BB	513,750

670	Targa Resources Partners LP / Targa Resources Partners Finance Corp	4.250%	11/15/23	BB	663,300

150	Targa Resources Partners LP / Targa Resources Partners Finance Corp	6.500%	7/15/27	BB	156,375

1,350	Total Capital International SA	2.986%	6/29/41	Aa3	1,406,341

1,000	Tullow Oil PLC, 144A	6.250%	4/15/22	CCC+	515,000

975	USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	BB–	966,830

1,515	WPX Energy Inc	5.750%	6/01/26	BBB–	1,568,025

100	WPX Energy Inc	4.500%	1/15/30	BBB–	98,750
32,973	Total Oil, Gas & Consumable Fuels				32,057,830

	Paper & Forest Products – 0.1%

500	Inversiones CMPC SA, 144A	4.375%	4/04/27	BBB	556,880

	Pharmaceuticals – 0.7%

1,050	Bausch Health Americas Inc, 144A	8.500%	1/31/27	B	1,153,687

350	Bausch Health Cos Inc, 144A	5.000%	1/30/28	B	339,938

2,310	Eli Lilly and Co	2.250%	5/15/50	A+	2,177,089

200	Horizon Therapeutics USA Inc, 144A	5.500%	8/01/27	Ba3	212,250

710	Royalty Pharma PLC, 144A	2.200%	9/02/30	BBB–	705,850
4,620	Total Pharmaceuticals				4,588,814

	Professional Services – 0.0%

250	ASGN Inc, 144A	4.625%	5/15/28	BB–	251,030

	Real Estate Management & Development – 0.3%

575	Country Garden Holdings Co Ltd	4.750%	9/28/23	Baa3	586,421

1,500	Hunt Cos Inc, 144A	6.250%	2/15/26	BB–	1,440,000
2,075	Total Real Estate Management & Development				2,026,421

	Road & Rail – 0.8%

1,350	CSX Corp	3.800%	11/01/46	BBB+	1,568,238

750	Rumo Luxembourg Sarl, 144A	5.250%	1/10/28	BB	780,150

1,500	Union Pacific Corp	3.839%	3/20/60	A–	1,739,525

1,000	United Rentals North America Inc	4.875%	1/15/28	BB–	1,050,000
4,600	Total Road & Rail				5,137,913

	Semiconductors & Semiconductor Equipment – 0.3%

1,665	Broadcom Corp / Broadcom Cayman Finance Ltd	3.875%	1/15/27	BBB–	1,846,257

	Software – 0.2%

100	Camelot Finance SA, 144A	4.500%	11/01/26	B	102,250

925	SS&C Technologies Inc, 144A	5.500%	9/30/27	B+	983,016
1,025	Total Software				1,085,266

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Specialty Retail – 1.5%

$1,645	AutoNation Inc	3.800%	11/15/27	BBB–	$1,797,872

750	JSM Global Sarl, 144A	4.750%	10/20/30	BB	750,000

450	Lithia Motors Inc, 144A	4.625%	12/15/27	BB	464,625

2,050	O’Reilly Automotive Inc	3.900%	6/01/29	Baa1	2,395,436

1,310	PetSmart Inc, 144A	8.875%	6/01/25	CCC+	1,359,060

1,250	PGT Innovations Inc, 144A	6.750%	8/01/26	B+	1,331,250

100	Staples Inc, 144A	7.500%	4/15/26	B1	92,146

1,550	Staples Inc, 144A	10.750%	4/15/27	B3	1,242,906
9,105	Total Specialty Retail				9,433,295

	Technology Hardware, Storage & Peripherals – 0.0%

250	NCR Corp, 144A	5.000%	10/01/28	BB–	249,688

	Tobacco – 0.3%

1,070	Altria Group, Inc	4.500%	5/02/43	A3	1,161,790

510	BAT Capital Corp	2.259%	3/25/28	BBB+	511,243
1,580	Total Tobacco				1,673,033

	Trading Companies & Distributors – 0.4%

325	Beacon Roofing Supply Inc, 144A	4.500%	11/15/26	BB	334,750

900	Fortress Transportation and Infrastructure Investors LLC, 144A	6.750%	3/15/22	Ba3	886,500

1,000	H&E Equipment Services Inc	5.625%	9/01/25	BB–	1,042,500

200	WESCO Distribution Inc, 144A	7.125%	6/15/25	BB–	217,860
2,425	Total Trading Companies & Distributors				2,481,610

	Wireless Telecommunication Services – 0.9%

900	C&W Senior Financing DAC, 144A	6.875%	9/15/27	B+	934,875

1,000	Hughes Satellite Systems Corp	6.625%	8/01/26	BB	1,082,200

1,040	Millicom International Cellular SA, 144A	5.125%	1/15/28	BB+	1,079,874

1,350	Telecom Italia SpA/Milano, 144A	5.303%	5/30/24	BB+	1,465,965

1,010	T-Mobile USA Inc, 144A	3.875%	4/15/30	BBB–	1,148,400
5,300	Total Wireless Telecommunication Services				5,711,314
$241,147	Total Corporate Bonds (cost $241,882,720)				253,540,510

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 31.2%

$1,907	Aaset 2019-1 Trust, 144A	3.844%	5/15/39	A	$1,776,765

980	AASET 2020-1 Trust, 144A	4.335%	1/16/40	BBB	683,518

1,452	Adams Outdoor Advertising LP, 144A	4.810%	11/15/48	A	1,510,672

2,166	American Homes 4 Rent 2014-SFR2 Trust, 144A	3.786%	10/17/36	Aaa	2,339,110

300	AmeriCredit Automobile Receivables Trust 2020-2	2.130%	3/18/26	BBB	303,844

265	AMSR 2019-SFR1 Trust, 144A	3.247%	1/19/39	Baa2	270,993

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$2,132	Angel Oak Mortgage Trust I LLC 2018-1, 144A	4.100%	4/27/48	A	$2,179,440

1,000	Apidos CLO XXIX, 144A, (3-Month LIBOR reference rate + 1.550% spread), (9)	1.795%	7/25/30	AA	985,107

1,350	Applebee’s Funding LLC / IHOP Funding LLC, 144A	4.194%	6/07/49	BBB	1,250,869

2,100	Avis Budget Rental Car Funding AESOP LLC, 144A	4.150%	9/20/23	BBB	2,066,980

1,200	Banc of America Commercial Mortgage Trust 2015-UBS7	4.505%	9/15/48	A–	1,160,151

1,000	BANK 2019-BNK24, 144A	2.500%	11/15/62	BBB	807,760

1,250	BANK 2019-BNK24	2.929%	11/15/62	AAA	1,392,418

219	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7	5.117%	2/11/41	Ba1	217,791

1,500	Benchmark 2020-B18 Mortgage Trust, 144A	4.139%	7/15/53	B–	1,501,754

1,000	Benchmark 2020-IG3 Mortgage Trust, 144A	3.654%	9/15/48	N/R	1,050,232

1,000	Bojangles Issuer LLC, 144A	3.832%	10/20/50	N/R	1,003,130

4,177	BX Commercial Mortgage Trust 2019-XL, 144A, (1-Month LIBOR reference rate + 0.920% spread), (9)	1.072%	10/15/36	Aaa	4,175,656

949	BX Commercial Mortgage Trust 2019-XL, 144A, (1-Month LIBOR reference rate + 1.250% spread), (9)	1.402%	10/15/36	A3	946,630

949	BX Commercial Mortgage Trust 2019-XL, 144A, (1-Month LIBOR reference rate + 1.800% spread), (9)	1.952%	10/15/36	N/R	943,444

280	Capital One Multi-Asset Execution Trust	2.290%	7/15/25	AAA	290,794

1,150	CARS-DB4 LP, 144A	4.520%	2/15/50	BBB	1,188,330

1,000	Cayuga Park CLO, Ltd, 144A, (3-Month LIBOR reference rate + 2.100% spread), (9)	2.332%	7/17/31	AA	1,001,340

50	CF 2020-P1 Mortgage Trust, 144A	2.840%	4/15/25	N/R	50,130

750	CF 2020-P1 Mortgage Trust, 144A	10.010%	4/15/52	N/R	748,071

750	CF 2020-P1 Mortgage Trust, 144A	3.603%	4/15/52	N/R	752,548

1,500	CF Hippolyta LLC, 144A	2.280%	7/15/60	A–	1,525,931

750	CF Hippolyta LLC, 144A	2.600%	7/15/60	A–	761,191

412	CHL Mortgage Pass-Through Trust 2005-27	5.500%	12/25/35	N/R	388,443

1,000	CIFC Funding Ltd, 144A, (3-Month LIBOR reference rate + 2.200% spread), (9)	2.482%	8/24/32	AA	1,003,674

1,200	Citibank Credit Card Issuance Trust	2.190%	11/20/23	AAA	1,226,557

1,690	Citigroup Commercial Mortgage Trust 2015-GC29	4.296%	4/10/48	A–	1,669,590

2,750	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	AA–	2,900,570

325	Citigroup Commercial Mortgage Trust 2016-GC36	3.349%	2/10/49	Aaa	355,296

400	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	Aaa	433,796

750	COMM 2014-LC17 Mortgage Trust	4.188%	10/10/47	AAA	823,363

1,615	COMM 2015-CCRE22 Mortgage Trust	4.244%	3/10/48	A–	1,637,691

1,000	COMM 2015-CCRE22 Mortgage Trust, 144A	3.000%	3/10/48	BB–	645,331

1,000	COMM 2015-CCRE24 Mortgage Trust	4.524%	8/10/48	AA–	1,078,394

2,260	COMM 2015-CCRE26 Mortgage Trust	4.630%	10/10/48	A–	2,296,101

495	Corevest American Finance 2020-1 Trust, 144A	1.832%	3/15/50	AAA	500,165

180	CPT MORTGAGE TRUST, 144A	3.097%	11/13/39	N/R	169,600

78	Credit Suisse First Boston Mortgage Securities Corp	5.750%	9/25/33	AAA	81,130

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,406	DB Master Finance LLC, 144A	3.787%	5/20/49	BBB	$1,448,944

654	DB Master Finance LLC, 144A	4.021%	5/20/49	BBB	694,210

1,433	Diamond Resorts Owner Trust, 144A	2.890%	2/20/32	AAA	1,476,551

3,579	Domino’s Pizza Master Issuer LLC, 144A	3.082%	7/25/47	BBB+	3,586,101

2,000	DRIVEN BRANDS FUNDING LLC, 144A	3.786%	7/20/50	BBB–	2,065,500

1,000	Ellington Financial Mortgage Trust 2019-1, 144A	3.587%	6/25/59	BBB	999,038

4,522	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 3.000% spread), (9)	3.148%	7/25/24	Aaa	3,951,296

178	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 6.950% spread), (9)	7.098%	8/25/28	A3	190,933

293	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 5.900% spread), (9)	6.048%	10/25/28	BBB	309,633

263	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 4.250% spread), (9)	4.398%	4/25/29	Aaa	269,049

827	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.200% spread), (9)	2.348%	1/25/30	AAA	826,807

59	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.250% spread), (9)	2.398%	7/25/30	BB	58,041

41	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.550% spread), (9)	2.698%	12/25/30	B+	39,871

1	Fannie Mae Interest Strip, (I/O)	5.000%	9/25/24	Aaa	15

14,500	Fannie Mae or Freddie Mac, (WI/DD)	2.000%	11/25/50	Aaa	14,953,547

1	Fannie Mae Pool	5.500%	7/01/24	N/R	525

29	Fannie Mae Pool	6.000%	4/01/32	Aaa	32,108

129	Fannie Mae Pool	6.000%	3/01/34	Aaa	142,806

1	Fannie Mae Pool, (12-Month LIBOR reference rate + 1.875% spread), (9)	3.875%	12/01/36	N/R	837

199	Fannie Mae Pool	6.500%	8/01/37	Aaa	225,088

29	Fannie Mae Pool	6.000%	9/01/37	Aaa	33,667

19	Fannie Mae Pool, (12-Month LIBOR reference rate + 1.530% spread), (9)	2.126%	9/01/37	N/R	18,524

291	Fannie Mae Pool	5.500%	3/01/39	Aaa	343,182

50	Fannie Mae Pool	6.000%	9/01/39	Aaa	59,642

1,220	Fannie Mae Pool	4.000%	9/01/42	Aaa	1,336,810

46	Fannie Mae Pool	5.000%	11/01/44	Aaa	53,383

698	Fannie Mae Pool	4.000%	1/01/45	Aaa	762,739

3,336	Fannie Mae Pool	3.500%	7/01/46	N/R	3,679,225

749	Fannie Mae Pool	3.000%	11/01/47	Aaa	771,696

1,122	Fannie Mae Pool	3.500%	11/01/47	Aaa	1,239,692

101	Fannie Mae Pool	4.000%	12/01/47	Aaa	108,070

3,163	Fannie Mae Pool	4.000%	12/01/47	Aaa	3,520,334

1,854	Fannie Mae Pool	3.500%	1/01/48	N/R	2,050,648

240	Fannie Mae Pool	4.000%	4/01/48	Aaa	256,379

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$309	Fannie Mae Pool	3.000%	8/01/49	Aaa	$336,661

4,000	Fannie Mae Pool, (WI/DD)	2.500%	10/01/50	N/R	4,198,636

390	Fannie Mae REMICS, (I/O) , (1-Month LIBOR reference rate + 5.950% spread), (9)	5.802%	9/25/43	Aaa	87,264

319	Fannie Mae REMICS, (I/O)	3.000%	11/25/48	Aaa	35,535

319	Fannie Mae REMICS	0.000%	11/25/48	N/R	295,690

6,000	Federal National Mortgage Association (FNMA), (WI/DD)	2.500%	11/25/50	Aaa	6,280,018

688	Flagstar Mortgage Trust 2017-2, 144A	3.500%	10/25/47	Aaa	690,247

94	Flagstar Mortgage Trust 2017-2, 144A	4.102%	10/25/47	A3	97,811

466	Freddie Mac Gold Pool	4.000%	6/01/42	N/R	510,534

2,533	Freddie Mac Gold Pool	3.500%	8/01/45	Aaa	2,818,760

2,727	Freddie Mac Gold Pool	3.500%	10/01/45	Aaa	3,008,094

1,645	Freddie Mac Pool	4.000%	6/01/48	N/R	1,799,541

162	Freddie Mac Pool	4.000%	7/01/48	N/R	178,639

160	Freddie Mac Stacr Remic Trust 2019-Hqa4, 144A, (1-Month LIBOR reference rate + 2.050% spread), (9)	2.198%	11/25/49	B+	157,849

40	Freddie Mac Stacr Remic Trust 2020-DNA1, 144A, (1-Month LIBOR reference rate + 1.700% spread), (9)	1.848%	12/25/49	BB–	39,130

1,015	Freddie Mac STACR Remic Trust 2020-DNA2, 144A, (1-Month LIBOR reference rate + 1.850% spread), (9)	1.998%	2/25/50	BB	988,140

925	Freddie Mac Stacr Remic Trust 2020-HQA2, 144A, (1-Month LIBOR reference rate + 3.100% spread), (9)	3.248%	3/25/50	Ba2	911,092

785	Freddie Mac STACR Trust 2019-HQA2, 144A, (1-Month LIBOR reference rate + 2.050% spread), (9)	2.198%	4/25/49	B+	772,075

326	Freddie Mac Strips, (I/O) , (1-Month LIBOR reference rate + 5.920% spread), (9)	5.768%	3/15/44	N/R	62,188

315	Freddie Mac Strips	3.500%	3/15/44	N/R	344,966

1,699	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 3.250% spread), (9)	3.398%	7/25/29	Aaa	1,739,745

381	Freddie Mac Structured Agency Credit Risk Debt Notes, 144A	3.989%	9/25/47	Ba3	378,369

23	Freddie Mac Structured Agency Credit Risk Debt Notes, 144A	3.721%	2/25/48	Aaa	23,146

431	Freddie Mac Structured Agency Credit Risk Debt Notes, 144A	4.473%	11/25/48	Aaa	428,113

100	GS Mortgage Securities Trust 2013-GC13	4.187%	7/10/46	Aaa	107,188

1,500	GS Mortgage Securities Trust 2019-GC40, 144A	3.668%	7/10/52	BBB–	1,491,306

369	GS Mortgage-Backed Securities Corp Trust 2019-PJ1, 144A	4.000%	8/25/49	Aa1	377,615

62	GS Mortgage-Backed Securities Corp Trust 2019-PJ2, 144A	4.000%	11/25/49	Aaa	63,730

161	GS Mortgage-Backed Securities Corp Trust 2019-PJ2, 144A	4.000%	11/25/49	Aa1	165,451

1,189	Hilton Grand Vacations Trust 2019-A, 144A	2.840%	7/25/33	A–	1,192,552

2,357	Horizon Aircraft Finance II Ltd, 144A	3.721%	7/15/39	A	2,200,565

464	Horizon Aircraft Finance II Ltd, 144A	6.900%	7/15/39	BB	176,867

968	Horizon Aircraft Finance III Ltd, 144A	3.425%	11/15/39	A	886,920

976	Horizon Aircraft Finance III Ltd, 144A	4.458%	11/15/39	BBB	735,856

1,700	Hudson Yards, 144A	3.041%	12/10/41	N/R	1,491,212

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$500	Hudson Yards 2019-30HY Mortgage Trust, 144A	3.558%	7/10/39	BBB–	$514,094

864	Impac Secured Assets CMN Owner Trust	8.000%	10/25/30	CC	853,904

2,955	Invitation Homes 2018-SFR2 Trust, 144A, (1-Month LIBOR reference rate + 0.900% spread), (9)	1.052%	6/17/37	Aaa	2,949,243

3,262	Invitation Homes 2018-SFR3 Trust, 144A, (1-Month LIBOR reference rate + 1.000% spread), (9)	1.151%	7/17/37	Aaa	3,262,288

93	Invitation Homes 2018-SFR4 Trust, 144A, (1-Month LIBOR reference rate + 1.100% spread), (9)	1.251%	1/17/38	Aaa	92,900

381	JP Morgan Alternative Loan Trust 2007-S1, (1-Month LIBOR reference rate + 0.280% spread), (9)	0.428%	4/25/47	AAA	356,310

335	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	Aaa	365,276

1,165	JP Morgan Mortgage Trust 2017-2, 144A	3.500%	5/25/47	Aaa	1,180,133

414	JP Morgan Mortgage Trust 2018-3, 144A	3.500%	9/25/48	AA+	431,130

134	JP Morgan Mortgage Trust 2018-4, 144A	3.500%	10/25/48	AA+	139,682

550	JP Morgan Mortgage Trust 2018-5, 144A	3.500%	10/25/48	AAA	575,074

268	JP Morgan Mortgage Trust 2018-8, 144A	4.000%	1/25/49	Aaa	268,858

646	JP Morgan Mortgage Trust 2019-1, 144A	4.000%	5/25/49	AAA	664,782

32	JP Morgan Mortgage Trust 2019-2, 144A	4.000%	8/25/49	Aaa	31,819

63	JP Morgan Mortgage Trust 2019-3, 144A	4.781%	9/25/49	Aa1	67,558

228	JP Morgan Mortgage Trust 2019-INV1, 144A, (1-Month LIBOR reference rate + 0.950% spread), (9)	1.098%	10/25/49	Aaa	227,227

247	JP Morgan Mortgage Trust 2020-1, 144A	3.877%	6/25/50	A3	259,827

175	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.997%	8/15/47	Aaa	190,863

1,500	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	Aaa	1,714,437

328	LUNAR AIRCRAFT 2020-1 LTD, 144A	4.335%	2/15/45	BB	214,046

200	LUNAR AIRCRAFT 2020-1 LTD, 144A	6.413%	2/15/45	B	81,742

1,616	MASTR Reperforming Loan Trust 2005-1, 144A	7.500%	8/25/34	D	1,485,765

257	Morgan Stanley ABS Capital I Inc Trust 2004-HE6, (1-Month LIBOR reference rate + 0.825% spread), (9)	0.973%	8/25/34	BBB	255,526

1,710	MVW 2019-2 LLC, 144A	2.680%	10/20/38	BBB+	1,701,874

1,402	MVW Owner Trust 2019-1, 144A	3.330%	11/20/36	BBB+	1,417,628

1,000	Myers Park CLO Ltd, 144A, (3-Month LIBOR reference rate + 1.600% spread), (9)	1.872%	10/20/30	AA	989,112

1,000	Natixis Commercial Mortgage Securities Trust 2019-1776, 144A	3.902%	10/15/36	Ba3	969,369

1,500	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 3.500% spread), (9)	3.652%	7/15/36	N/R	1,406,776

1,500	Natixis Commercial Mortgage Securities Trust 2019-MILE F, 144A, (1-Month LIBOR reference rate + 4.250% spread), (9)	4.402%	7/15/36	N/R	1,381,588

1,000	Neuberger Berman Loan Advisers CLO 27 Ltd, 144A, (3-Month LIBOR reference rate + 1.400% spread), (9)	1.675%	1/15/30	AA	984,363

43	New Residential Mortgage Loan Trust 2017-1, 144A	4.000%	2/25/57	Aaa	46,852

1,895	New Residential Mortgage Loan Trust 2017-6, 144A	4.000%	8/27/57	Aaa	2,042,769

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$100	OBX 2018-1 Trust, 144A, (1-Month LIBOR reference rate + 0.650% spread), (9)	0.798%	6/25/57	AAA	$99,812

1,000	Octagon Investment Partners 46 Ltd, 144A, (3-Month LIBOR reference rate + 2.200% spread), (9)	2.449%	7/15/33	AA	1,001,952

1,150	One Bryant Park Trust 2019-OBP, 144A	2.516%	9/15/54	Aaa	1,222,859

1,404	Pioneer Aircraft Finance Ltd, 144A	3.967%	6/15/44	A	1,298,971

54	RALI Series 2005-QS12 Trust	5.500%	8/25/35	Caa2	53,692

1,000	Santander Drive Auto Receivables Trust 2020-2	2.220%	9/15/26	Baa1	1,020,951

222	Sequoia Mortgage Trust 2012-4	3.500%	9/25/42	Aaa	225,755

128	Sequoia Mortgage Trust 2018-7, 144A	4.000%	9/25/48	Aaa	130,276

93	Sequoia Mortgage Trust 2018-8, 144A	4.000%	11/25/48	Aaa	94,101

256	Sequoia Mortgage Trust 2018-CH4, 144A	4.500%	10/25/48	Aaa	257,588

43	Sequoia Mortgage Trust 2019-2, 144A	4.000%	6/25/49	AAA	43,313

775	Sequoia Mortgage Trust 2020-3, 144A	3.000%	4/25/50	AAA	793,101

1,811	SERVPRO Master Issuer LLC, 144A	3.882%	10/25/49	BBB–	1,908,489

1,485	Sesac Finance LLC, 144A	5.216%	7/25/49	N/R	1,576,684

2,362	Settlement Fee Finance 2019-1 LLC, 144A	3.840%	11/01/49	N/R	2,336,194

1,182	Shellpoint Co-Originator Trust 2017-2, 144A	3.500%	10/25/47	Aaa	1,184,767

500	Sierra Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 3.250% spread), (9)	3.342%	12/28/22	N/R	506,050

695	Sierra Timeshare 2019-2 Receivables Funding LLC, 144A	4.540%	5/20/36	BB	684,576

1,242	Sierra Timeshare 2019-3 Receivables Funding LLC, 144A	4.180%	8/20/36	BB	1,205,996

807	Sierra Timeshare Conduit Receivables Funding LLC, 144A	3.200%	3/20/34	BBB	813,110

335	S-Jets 2017-1 Ltd, 144A	3.967%	8/15/42	BBB	303,726

1,919	Sonic Capital LLC, 144A	3.845%	1/20/50	BBB	2,029,050

1,000	Stack Infrastructure Issuer LLC, 144A	1.893%	8/25/45	A–	1,006,504

3,000	STACR Trust 2018-DNA2, 144A, (1-Month LIBOR reference rate + 2.150% spread), (9)	2.298%	12/25/30	B+	2,917,857

990	START Ireland, 144A	5.095%	3/15/44	BB	535,846

1,090	Start Ltd/Bermuda, 144A	4.089%	5/15/43	BBB+	1,007,448

2,859	Starwood Waypoint Homes 2017-1 Trust, 144A, (1-Month LIBOR reference rate + 0.950% spread), (9)	1.102%	1/17/35	Aaa	2,856,052

1,790	Taco Bell Funding LLC, 144A	4.377%	5/25/46	BBB	1,797,106

737	Taco Bell Funding LLC, 144A	4.318%	11/25/48	BBB	752,430

1,637	Tesla Auto Lease Trust 2019-A, 144A	2.130%	4/20/22	Aaa	1,655,382

1,440	Tesla Auto Lease Trust 2019-A, 144A	5.480%	5/22/23	Ba3	1,507,953

370	Tesla Auto Lease Trust 2020-A, 144A	2.330%	2/20/24	Baa2	375,500

300	Tricon American Homes 2016-SFR1 Trust, 144A	4.878%	11/17/33	N/R	299,703

200	Tricon American Homes 2017-SFR1 Trust, 144A	4.011%	9/17/34	N/R	202,711

1,000	UBS-Barclays Commercial Mortgage Trust 2013-C5, 144A	4.234%	3/10/46	A3	949,603

269	Vericrest Opportunity Loan Trust 2019-NPL2, 144A	3.967%	2/25/49	N/R	268,760

150	Vericrest Opportunity Loan Trust 2019-NPL7, 144A	3.967%	10/25/49	N/R	148,524

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$600	Verizon Owner Trust 2019-C			1.940%	4/22/24	AAA	$614,084

392	Verus Securitization Trust 2018-3, 144A			4.108%	10/25/58	AAA	401,637

89	Wachovia Mortgage Loan Trust LLC Series 2005-B Trust			3.223%	10/20/35	Aaa	84,594

84	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA3 Trust			6.017%	8/25/38	Aaa	87,862

2,212	Wendy’s Funding LLC, 144A			3.573%	3/15/48	BBB	2,286,775

2,630	WFRBS Commercial Mortgage Trust 2011-C3, 144A			5.335%	3/15/44	A1	2,576,028

350	WFRBS Commercial Mortgage Trust 2013-C14			3.337%	6/15/46	Aaa	369,356
$196,927	Total Asset-Backed and Mortgage-Backed Securities (cost $197,829,284)						197,286,239

Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 8.7% (4)

	Aerospace & Defense – 0.4%

$2,456	Transdigm, Inc., Term Loan E	2.397%	1-Month LIBOR	2.250%	5/30/25	Ba3	$2,326,695

	Airlines – 0.1%

100	Delta Air Lines, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	4/29/23	Baa2	99,750

350	United Air Lines, Inc., Term Loan B	6.250%	3-Month LIBOR	5.250%	6/20/27	Baa3	356,296

175	Delta Air Lines SkyMiles, Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	176,501
625	Total Airlines						632,547

	Auto Components – 0.2%

993	Johnson Controls Inc., Term Loan B	3.647%	1-Month LIBOR	3.500%	4/30/26	B1	970,139

	Building Products – 0.1%

990	Quikrete Holdings, Inc., Term Loan B	2.646%	1-Month LIBOR	2.500%	2/01/27	BB–	965,384

	Chemicals – 1.1%

2,463	Messer Industries GmbH, Term Loan	2.720%	3-Month LIBOR	2.500%	3/01/26	BB–	2,416,020

2,461	PolyOne Corporation, Term Loan B5	1.895%	1-Month LIBOR	1.750%	1/30/26	BB+	2,423,658

2,046	PQ Corporation, Term Loan B	2.511%	3-Month LIBOR	2.250%	2/07/27	BB–	2,001,035
6,970	Total Chemicals						6,840,713

	Commercial Services & Supplies – 1.6%

2,362	ADS Waste Holdings, Inc., Term Loan B	3.000%	1-Week LIBOR	2.250%	11/10/23	BB+	2,359,600

998	Amentum Government Services Holdings LLC, Term Loan B	3.647%	1-Month LIBOR	3.500%	2/03/27	Ba3	987,944

1,895	Filtration Group, Term Loan B	3.147%	1-Month LIBOR	3.000%	3/28/25	B	1,862,244

1,492	Gopher Resource LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	1/28/25	B	1,451,155

1,473	Granite Acquisition Inc., Term Loan B	4.500%	3-Month LIBOR	3.500%	12/17/21	B+	1,467,374

1,477	Packers Holdings, LLC, Term Loan B	4.000%	1-Month LIBOR	3.000%	12/04/24	B+	1,455,114

161	Prime Security Services Borrower, LLC, Term Loan B1	4.250%	12-Month LIBOR	3.250%	9/23/26	BB–	159,793

161	Prime Security Services Borrower, LLC, Term Loan B1	4.250%	3-Month LIBOR	3.250%	9/23/26	BB–	159,793

173	Prime Security Services Borrower, LLC, Term Loan B1	4.250%	1-Month LIBOR	3.250%	9/23/26	BB–	171,702

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value

	Commercial Services & Supplies (continued)

$246	Prometric Holdings, Inc., Term Loan, First Lein	4.000%	1-Month LIBOR	3.000%	1/29/25	B2	$230,232
10,438	Total Commercial Services & Supplies						10,304,951

	Communications Equipment – 0.1%

750	Web.com Group, Inc., Term Loan B	3.901%	1-Month LIBOR	3.750%	10/10/25	B+	727,969

	Containers & Packaging – 0.2%

248	Pregis TopCo Corporation, Term Loan, First Lein	3.897%	1-Month LIBOR	3.750%	8/01/26	B	245,117

250	Reynolds Group Holdings, Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	246,250

334	Reynolds Group Holdings, Inc., Term Loan, First Lien	1.896%	1-Month LIBOR	1.750%	2/04/27	BB+	330,308

198	Tank Holding Corp., Term Loan	3.652%	1-Month LIBOR	3.500%	3/26/26	B–	195,527

1	Tank Holding Corp., Term Loan	5.750%	Prime	2.500%	3/26/26	B–	988
1,031	Total Containers & Packaging						1,018,190

	Diversified Telecommunication Services – 0.1%

348	Zayo Group LLC, Initial Dollar Term Loan	3.147%	1-Month LIBOR	3.000%	3/09/27	B1	338,736

	Energy Equipment & Services – 0.1%

575	Apergy Corporation, Term Loan	6.000%	3-Month LIBOR	5.000%	6/03/27	BBB–	573,562

	Food & Staples Retailing – 0.0%

250	GOBP Holdings, Inc., Term Loan B	2.901%	1-Month LIBOR	2.750%	10/22/25	B1	246,589

	Food Products – 0.3%

1,287	Hostess Brands, LLC, Term Loan	3.000%	3-Month LIBOR	2.250%	8/03/25	BB–	1,268,911

480	Hostess Brands, LLC, Term Loan	3.000%	1-Month LIBOR	2.250%	8/03/25	BB–	473,254
1,767	Total Food Products						1,742,165

	Health Care Providers & Services – 0.9%

1,675	Kindred at Home Hospice, Term Loan B, First Lien	3.438%	1-Month LIBOR	3.250%	7/02/25	B1	1,643,153

755	Lifepoint Health, Inc., New Term Loan B	3.897%	1-Month LIBOR	3.750%	11/16/25	B1	734,680

2,204	Pharmaceutical Product Development, Inc., Term Loan B	3.500%	1-Month LIBOR	2.500%	8/18/22	Ba2	2,199,306

1,482	Select Medical Corporation, Term Loan B	2.780%	6-Month LIBOR	2.500%	3/06/25	Ba2	1,448,175
6,116	Total Health Care Providers & Services						6,025,314

	Health Care Technology – 0.2%

1,225	Emdeon, Inc., Term Loan	3.500%	3-Month LIBOR	2.500%	3/01/24	B+	1,201,422

33	Emdeon, Inc., Term Loan	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	32,365
1,258	Total Health Care Technology						1,233,787

	Hotels, Restaurants & Leisure – 0.1%

100	Caesars Resort Collection, Term Loan	4.772%	3-Month LIBOR	4.500%	7/20/25	B+	97,069

200	Caesars Resort Collection, Term Loan	4.647%	1-Month LIBOR	4.500%	7/20/25	B+	194,139

398	Scientific Games Corp., Initial Term Loan B5	3.612%	6-Month LIBOR	2.750%	8/14/24	B+	375,443

97	Scientific Games Corp., Initial Term Loan B5	2.896%	1-Month LIBOR	2.750%	8/14/24	B+	91,503
795	Total Hotels, Restaurants & Leisure						758,154

Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value

	Insurance – 0.3%

$995	AssuredPartners Capital, Inc., 2020 Incremental Term Loan B	5.500%	1-Month LIBOR	4.500%	2/13/27	B	$995,000

496	Hub International Limited, Incremental Term Loan B	5.000%	3-Month LIBOR	4.000%	4/25/25	B	495,863

496	USI Holdings Corporation, NewTerm Loan	3.220%	3-Month LIBOR	3.000%	5/16/24	B	480,864
1,987	Total Insurance						1,971,727

	IT Services – 0.3%

175	Cablevision Lightpath LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	174,271

1,770	NeuStar, Inc., Term Loan B5	4.647%	1-Month LIBOR	4.500%	8/08/24	B+	1,687,562
1,945	Total IT Services						1,861,833

	Machinery – 0.1%

425	Thyssenkrupp Elevator, Term Loan B	4.570%	3-Month LIBOR	4.250%	7/31/27	B1	422,269

	Media – 0.0%

300	Banijay Entertainment S.A.S, Term Loan	3.907%	1-Month LIBOR	3.750%	3/01/25	B1	294,750

	Metals & Mining – 0.1%

498	Zekelman Industries, Inc., Term Loan	2.145%	3-Month LIBOR	2.000%	1/24/27	BB	483,040

	Oil, Gas & Consumable Fuels – 0.0%

249	Delek US Holdings, Inc., Incremental Term Loan B	6.500%	1-Month LIBOR	5.500%	3/30/25	BB+	243,930

	Paper & Forest Products – 0.1%

875	Asplundh, Term Loan B	2.655%	3-Month LIBOR	2.500%	9/04/27	BBB–	875,184

	Pharmaceuticals – 0.3%

1,477	Endo Health Solutions, Inc., Term Loan B	5.000%	3-Month LIBOR	4.250%	4/29/24	B+	1,412,760

808	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	3.151%	1-Month LIBOR	3.000%	6/02/25	BB	793,111
2,285	Total Pharmaceuticals						2,205,871

	Professional Services – 0.4%

1,691	Dun & Bradstreet Corp.,Term Loan, First Lien	3.895%	1-Month LIBOR	3.750%	2/08/26	BB+	1,677,122

833	Nielsen Finance LLC, Term Loan B5	4.750%	1-Month LIBOR	3.750%	6/04/25	BBB–	834,162
2,524	Total Professional Services						2,511,284

	Road & Rail – 0.0%

245	PODS, LLC, Term Loan, First Lein	3.750%	1-Month LIBOR	2.750%	12/06/24	B+	240,440

	Semiconductors & Semiconductor Equipment – 0.2%

985	Ultra Clean Holdings, Inc, Term Loan B	4.647%	1-Month LIBOR	4.500%	8/27/25	B+	985,445

	Software – 0.1%

323	Thomson Reuters IP & S, Term Loan B	3.147%	1-Month LIBOR	3.000%	10/31/26	B	317,069

125	Ultimate Software, Incremental Term Loan	4.750%	3-Month LIBOR	4.000%	5/03/26	B1	124,876
448	Total Software						441,945

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value

	Specialty Retail – 0.4%

$492	Petsmart Inc., Term Loan B	4.000%	3-Month LIBOR	3.000%	3/11/22	B	$489,515

1,975	Staples, Inc., Term Loan	5.251%	3-Month LIBOR	5.000%	4/12/26	B	1,842,300
2,467	Total Specialty Retail						2,331,815

	Technology Hardware, Storage & Peripherals – 0.4%

495	Dell International LLC, Refinancing Term Loan B1	2.750%	1-Month LIBOR	2.000%	9/19/25	Baa3	493,485

1,823	Western Digital, Term Loan B	1.906%	1-Month LIBOR	1.750%	4/29/23	BBB–	1,815,029
2,318	Total Technology Hardware, Storage & Peripherals						2,308,514

	Textiles, Apparel & Luxury Goods – 0.2%

1,379	Samsonite International S.A., Term Loan B	1.897%	1-Month LIBOR	1.750%	4/25/25	Ba2	1,297,206

	Trading Companies & Distributors – 0.1%

434	Univar, Inc., Term Loan B	2.397%	1-Month LIBOR	2.250%	7/01/24	BB+	429,354

	Wireless Telecommunication Services – 0.2%

1,122	T-Mobile USA, Term Loan, First Lien	3.147%	1-Month LIBOR	3.000%	4/01/27	BBB–	1,122,687
$55,848	Total Variable Rate Senior Loan Interests (cost $55,095,944)						54,732,189

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 7.3%

	Automobiles – 0.4%

$340	General Motors Financial Co Inc			5.700%	N/A (7)	BB+	$341,275

2,470	General Motors Financial Co Inc			5.750%	N/A (7)	BB+	2,353,292
2,810	Total Automobiles						2,694,567

	Banks – 4.0%

3,530	Bank of America Corp			6.100%	N/A (7)	BBB	3,842,793

1,195	Bank of America Corp			6.300%	N/A (7)	BBB	1,350,470

3,000	Citigroup Inc			5.000%	N/A (7)	BBB–	2,985,000

1,000	Citigroup Inc			6.300%	N/A (7)	BBB–	1,047,500

2,000	CoBank ACB			6.250%	N/A (7)	BBB+	2,110,000

1,760	Fifth Third Bancorp			4.500%	N/A (7)	Baa3	1,771,000

750	Huntington Bancshares Inc/OH			5.625%	N/A (7)	Baa3	825,000

3,855	JPMorgan Chase & Co			5.000%	N/A (7)	BBB+	3,848,355

2,797	KeyCorp			5.000%	N/A (7)	Baa3	2,821,474

1,000	M&T Bank Corp			5.125%	N/A (7)	Baa2	1,035,000

3,000	Truist Financial Corp			4.800%	N/A (7)	Baa2	3,011,250

500	Wells Fargo & Co			5.875%	N/A (7)	Baa2	538,700
24,387	Total Banks						25,186,542

	Capital Markets – 0.9%

315	Bank of New York Mellon Corp			4.700%	N/A (7)	Baa1	334,215

1,325	Charles Schwab Corp			5.375%	N/A (7)	BBB	1,435,704

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Markets (continued)

$3,840	Goldman Sachs Group Inc	5.500%	N/A (7)	BBB–	$4,051,200
5,480	Total Capital Markets				5,821,119

	Diversified Financial Services – 0.5%

1,500	Discover Financial Services	6.125%	N/A (7)	Ba2	1,586,700

1,710	Voya Financial Inc	6.125%	N/A (7)	BBB–	1,752,750
3,210	Total Diversified Financial Services				3,339,450

	Food Products – 0.4%

2,780	Land O’ Lakes Inc, 144A	8.000%	N/A (7)	BB	2,682,700

	Insurance – 0.3%

1,820	MetLife Inc	3.850%	N/A (7)	BBB	1,813,175

	Multi-Utilities – 0.3%

150	CMS Energy Corp	4.750%	6/01/50	Baa2	158,874

1,500	Sempra Energy	4.875%	N/A (7)	BBB–	1,541,250
1,650	Total Multi-Utilities				1,700,124

	Oil, Gas & Consumable Fuels – 0.1%

465	Enbridge Inc	5.750%	7/15/80	BBB–	481,183

	Wireless Telecommunication Services – 0.4%

800	Network i2i Ltd, 144A	5.650%	4/15/69	BB	800,000

1,500	Vodafone Group PLC	7.000%	4/04/79	BB+	1,780,005
2,300	Total Wireless Telecommunication Services				2,580,005
$44,902	Total $1,000 Par (or similar) Institutional Preferred (cost $44,995,656)				46,298,865

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 3.6% (8)

	Banks – 3.1%

$1,030	Australia & New Zealand Banking Group Ltd/United Kingdom, 144A	6.750%	N/A (7)	Baa2	$1,178,361

600	Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (7)	Ba2	597,000

980	Banco Mercantil del Norte SA/Grand Cayman, 144A	6.750%	N/A (7)	Ba2	965,300

675	Bancolombia SA	4.625%	12/18/29	BB	655,594

750	Bangkok Bank PCL/Hong Kong, 144A	5.000%	N/A (7)	Ba1	750,344

1,725	Barclays PLC	6.125%	N/A (7)	BBB–	1,748,719

2,500	BNP Paribas SA, 144A	6.625%	N/A (7)	BBB	2,646,875

2,000	Credit Agricole SA, 144A	8.125%	N/A (7)	BBB	2,350,000

1,330	Credit Suisse Group AG, 144A	5.250%	N/A (7)	BB+	1,332,660

595	Intesa Sanpaolo SpA, 144A	7.700%	N/A (7)	BB–	624,750

1,500	Lloyds Banking Group PLC	7.500%	N/A (7)	Baa3	1,573,125

2,000	Macquarie Bank Ltd/London, 144A	6.125%	N/A (7)	BB+	2,053,000

1,880	Standard Chartered PLC, 144A	7.500%	N/A (7)	BBB–	1,922,601

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2020

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$950	UniCredit SpA	8.000%	N/A (7)	B+	$1,011,750
18,515	Total Banks				19,410,079

	Capital Markets – 0.5%

2,000	Credit Suisse Group AG, 144A	6.375%	N/A (7)	BB+	2,137,500

1,000	UBS Group AG, 144A	7.000%	N/A (7)	BBB	1,067,500
3,000	Total Capital Markets				3,205,000
$21,515	Total Contingent Capital Securities (cost $21,647,880)				22,615,079

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 3.0%

	Bermuda – 0.2%

$850	Bermuda Government International Bond, 144A	3.717%	1/25/27	A+	$930,758

230	Bermuda Government International Bond, 144A	4.750%	2/15/29	A+	274,321

200	Bermuda Government International Bond, 144A	2.375%	8/20/30	A+	202,250
1,280	Total Bermuda				1,407,329

	Chile – 0.0%

250	Chile Government International Bond	3.500%	1/25/50	A+	285,000

	Colombia – 0.2%

850	Colombia Government International Bond	5.000%	6/15/45	Baa2	990,250

	Dominican Republic – 0.3%

1,000	Dominican Republic International Bond, 144A	6.875%	1/29/26	BB–	1,112,500

12,000	Dominican Republic International Bond, 144A	9.750%	6/05/26	BB–	207,909

600	Dominican Republic International Bond, 144A	4.875%	9/23/32	BB–	596,700
13,600	Total Dominican Republic				1,917,109

	Egypt – 0.7%

3,175	Egypt Government International Bond, 144A	5.577%	2/21/23	B+	3,258,407

1,225	Egypt Government International Bond, 144A	7.053%	1/15/32	B+	1,166,813
4,400	Total Egypt				4,425,220

	Ghana – 0.3%

2,200	Ghana Government International Bond, 144A	8.125%	3/26/32	B	1,924,116

	Indonesia – 0.2%

250	Indonesia Government International Bond, 144A	4.625%	4/15/43	BBB	292,440

850	Perusahaan Penerbit SBSN Indonesia III, 144A	4.400%	3/01/28	BBB	970,538
1,100	Total Indonesia				1,262,978

	Israel – 0.1%

325	State of Israel	3.800%	5/13/60	AA–	387,333

	Kazakhstan – 0.2%

850	Kazakhstan Government International Bond, 144A	4.875%	10/14/44	BBB	1,109,037

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Kenya – 0.2%

$1,000	Kenya Government International Bond, 144A	7.000%	5/22/27	B+	$980,500

	Mexico – 0.1%

850	Mexico Government International Bond	3.750%	1/11/28	Baa1	913,861

	Morocco – 0.2%

850	Morocco Government International Bond, 144A	5.500%	12/11/42	BBB–	1,054,000

	Philippines – 0.0%

275	Philippine Government International Bond	2.950%	5/05/45	BBB+	290,804

	Qatar – 0.2%

850	Qatar Government International Bond, 144A	4.817%	3/14/49	AA–	1,144,482

	Romania – 0.1%

274	Romanian Government International Bond, 144A	4.375%	8/22/23	BBB–	297,646

	Uruguay – 0.0%

250	Uruguay Government International Bond	4.125%	11/20/45	BBB	295,938
$29,204	Total Sovereign Debt (cost $17,947,399)				18,685,603

Principal Amount (000)	Description (1)		Optional Call Provisions	Ratings (2)	Value

	MUNICIPAL BONDS – 2.3%

	Massachusetts – 0.4%

	Massachusetts Water Resources Authority, General Revenue Bonds, Green Series 2019F:

$1,300	2.453%, 8/01/31		8/29 at 100.00	AA+	$1,396,798

1,300	2.553%, 8/01/32		8/29 at 100.00	AA+	1,399,320
2,600	Total Massachusetts				2,796,118

	Michigan – 0.2%

1,500	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Distributable State Aid First Lien LTGO Local Project, Refunding Taxable Series 2016C-1, 2.244%, 11/01/22		No Opt. Call	Aa2	1,556,220

	New York – 1.0%

2,540	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2020A, 2.512%, 7/01/33		No Opt. Call	Aa3	2,642,819

1,500	New York City, New York, General Obligation Bonds, Fiscal 2020 Taxable Series A-2, 2.280%, 8/01/25		No Opt. Call	Aa1	1,579,890

870	New York Transportation Development Corporation, New York, Lease Revenue Bonds, Fuller Road Management Corporarion – Nanotechnology Facilities Project, Refunding Series 2020, 4.248%, 9/01/35		No Opt. Call	A+	968,623

840	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Notes Series 2020AAA, 1.086%, 7/01/23		No Opt. Call	Aa3	852,273
5,750	Total New York				6,043,605

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2020

(Unaudited)

Principal Amount (000)	Description (1)		Optional Call Provisions	Ratings (2)	Value

	Ohio – 0.4%

	Cleveland, Ohio, Airport System Revenue Bonds, Taxable Series 2019A:

$1,000	2.492%, 1/01/25		No Opt. Call	A	$1,033,910

1,500	2.832%, 1/01/30		No Opt. Call	A	1,540,215
2,500	Total Ohio				2,574,125

	Texas – 0.3%

1,615	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Taxable Refunding Subordinate Lien Series 2020B Tela Supported, 3.236%, 10/01/52		4/30 at 100.00	Aa1	1,680,407
$13,965	Total Municipal Bonds (cost $13,956,585)				14,650,475

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.5%

$9,500	U.S. Treasury Bills	1.125%	8/15/40	Aaa	$9,321,875
$9,500	Total U.S. Government and Agency Obligations (cost $9,291,287)				9,321,875

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.6% (0.6% of Total Investments)

	Diversified Financial Services – 0.3%

20,600	AgriBank FCB, (3)	6.875%		BBB+	$2,193,900

	Insurance – 0.3%

70,000	Enstar Group Ltd	7.000%		BB+	1,838,900
	Total $25 Par (or similar) Retail Preferred (cost $3,810,000)				4,032,800

Shares	Description (1)				Value

	COMMON STOCKS – 0.1%

	Oil, Gas & Consumable Fuels – 0.1%

47,599	Denbury Inc, (6)				$837,743
	Total Common Stocks (cost $1,534,528)				837,743
	Total Long-Term Investments (cost $607,991,283)				622,001,378

Shares	Description (1)			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.4%

	MONEY MARKET FUNDS – 0.4%

2,786,577	State Street Navigator Securities Lending Government Money Market Portfolio, (10)			$2,786,577
	Total Investments Purchased with Collateral from Securities Lending (cost $2,786,577)			2,786,577

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 6.5%

	REPURCHASE AGREEMENTS – 6.5%

$41,349	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/20, repurchase price $41,348,963, collateralized by: $28,078,800 U.S. Treasury Notes, 0.625%, due 7/15/21, value $32,785,409; $9,239,600 U.S. Treasury Notes, 1.750%, due 7/31/21, value $9,390,564	0.000%	10/01/20	$41,348,963
	Total Short-Term Investments (cost $41,348,963)			41,348,963
	Total Investments (cost $652,126,823) – 105.2%			666,136,918
	Other Assets Less Liabilities – (5.2)%			(32,709,189)
	Net Assets – 100%			$633,427,729

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	Short	(135)	12/20	$(16,990,368)	$(17,014,219)	$(23,851)	$13,711
U.S. Treasury 10-Year Ultra Note	Short	(162)	12/20	(25,788,408)	(25,907,344)	(118,936)	75,938
U.S. Treasury Long Bond	Long	72	12/20	12,701,591	12,692,250	(9,341)	(67,500)
U.S. Treasury Ultra Bond	Long	51	12/20	11,367,954	11,312,437	(55,517)	(102,000)
Total				$(18,709,231)	$(18,916,876)	$(207,645)	$(79,851)
*	The aggregate notional amount of long and short-positions is $24,069,545 and $(42,778,776), respectively.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    September 30, 2020

(Unaudited)

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$253,540,510	$—	$253,540,510
Asset-Backed and Mortgage-Backed Securities	—	197,286,239	—	197,286,239
Variable Rate Senior Loan Interests	—	53,737,189	—	53,737,189
$1,000 Par (or similar) Institutional Preferred	—	46,298,865	—	46,298,865
Contingent Capital Securities	—	22,615,079	—	22,615,079
Sovereign Debt	—	18,685,603	—	18,685,603
Municipal Bonds	—	14,650,475	—	14,650,475
U.S. Government and Agency Obligations	—	9,321,875	—	9,321,875
$25 Par (or similar) Retail Preferred	1,838,900	2,193,900	—	4,032,800
Common Stocks	837,743	—	—	837,743
Investments Purchased with Collateral from Securities Lending	2,786,577	—	—	2,786,577
Short-Term Investments:
Repurchase Agreements	—	41,348,963	—	41,348,963
Investments in Derivatives:
Futures Contracts*	(207,645)	—	—	(207,645)
Total	$5,255,575	$660,673,698	$—	$665,929,273
*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	Perpetual security. Maturity date is not applicable.

(8)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(9)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(10)

The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(11)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,705,607.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

I/O	Interest only Security.

LIBOR	London Inter-Bank Offered Rate

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accured interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.